Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2016 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV
December 31, 2013	48,880	$17.01	657,000	$14.02	7,072,945	$2.32	—	$—
Granted	43,936	22.57	70,000	23.04	—	—	72,314	23.03
Vested	(48,880)	17.01	—	—	—	—	(37,238)	23.03
Exercised	—	—	—	—	(1,193,529)	2.42	—	—
Exchanged	—	—	(20,000)	19.00	—	—	—	—
December 31, 2014	43,936	22.57	707,000	14.77	5,879,416	2.30	35,076	23.03
Granted	51,368	18.39	100,000	18.24	—	—	38,142	20.21
Vested	(45,924)	22.39	—	—	—	—	(35,195)	22.01
Exchanged	—	—	(110,000)	16.21	—	—	—	—
Cancelled	(4,433)	18.39	(49,999)	19.66	(2,605)	3.65	(5,195)	21.86
December 31, 2015	44,947	18.39	647,001	14.73	5,876,811	2.30	32,828	21.03
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56
Exchanged	—	—	(70,000)	19.91	—	—	—	—
Expired	—	—	—	—	(3,438,614)	2.26	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21
December 31, 2016	56,861	$15.48	637,001	$14.55	2,438,197	$2.29	523,387	$16.71

Schedule of Assumptions to Calculate Fair Value of Performance Stock Units

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the performance stock units were as follows:

Average expected term	3.03 years
Expected volatility	32.25%
Dividend yield	8.95%
Average risk free rate	1.38%

Schedule of Information about Performance Stock Units Granted

The following table provides information about the performance stock units granted:

		Performance Vesting Price	Time Vesting
Tranche	Number of PSUs	per Share	(continued employment)
1	127,316	$17.60	May 31, 2017
2	140,806	$18.48	May 31, 2018
3	155,212	$19.40	May 31, 2019
4	171,612	$20.37	May 31, 2020
5	191,201	$21.39	May 31, 2021
	786,147